CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2023				166,091,245
Beginning Balance at Dec. 31, 2023	$ 216,289,331	$ 38,084,656	$ (114,929,737)	$ 139,444,250
Private placement (shares)				5,071,640
Private placement	8,282,154			$ 8,282,154
Private placement issuance costs	(210,163)			$ (210,163)
Equity offering (shares)				24,210,526
Equity offering	45,999,999			$ 45,999,999
Equity offering costs	(3,063,640)			$ (3,063,640)
Exercise of stock options (shares)				2,750,000
Exercise of stock options	4,685,480	(1,220,480)		$ 3,465,000
Exercise of restricted share units (shares)				267,907
Exercise of restricted share units	561,823	(561,823)
Share-based payments		2,614,482		$ 2,614,482
Loss and comprehensive loss			(6,921,830)	$ (6,921,830)
Ending Balance (shares) at Dec. 31, 2024				198,391,318
Ending Balance at Dec. 31, 2024	272,544,984	38,916,835	(121,851,567)	$ 189,610,252
Exercise of stock options (shares)				1,768,333
Exercise of stock options	4,049,923	(1,092,887)		$ 2,957,036
Exercise of restricted share units (shares)				506,241
Exercise of restricted share units	973,229	(973,229)
Exercise of warrants (shares)				1,500,000
Exercise of warrants	1,626,000	(351,000)		$ 1,275,000
Exercise of deferred share units (shares)				171,700
Exercise of deferred share units	364,630	(739,725)		$ (375,095)
Share-based payments		2,870,756		2,870,756
Loss and comprehensive loss			(3,119,762)	$ (3,119,762)
Ending Balance (shares) at Dec. 31, 2025				202,337,592
Ending Balance at Dec. 31, 2025	$ 279,558,766	$ 38,630,750	$ (124,971,329)	$ 193,218,187